UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, DC  20549

				  FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lawrence Kelly & Associates, Incorporated
Address:	199 South Los Robles Avenue
		Suite 850
		Pasadena, CA  91101

13F File Number:  28-4898

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Alex Tescher
Title:	Executive Vice President
Phone:	626/449-9500
Email:	alex@lawrencekelly.com
Signature, Place, and Date of Signing:

	Alex Tescher	Pasadena, CA	November 13, 2009
Report Type (Check only one.):

[ X ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	115

Form 13F Information Table Value Total:	$383,948


List of Other Included Managers:

No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMorgan Chase 8.625% Pfd Ser  PRD              46625H621      344    12500 SH       SOLE                    12500
                                                                22      800 SH       OTHER                                       800
3M Co.                         COM              88579Y101       25      338 SH       SOLE                      338
                                                               539     7300 SH       OTHER                                      7300
AFLAC Inc.                     COM              001055102     8276   193639 SH       SOLE                   100704             92935
                                                              1330    31112 SH       OTHER                                     31112
Abbott Labs                    COM              002824100      208     4210 SH       SOLE                                       4210
                                                               336     6800 SH       OTHER                                      6800
Adobe Sys Inc Com              COM              00724F101     4033   122050 SH       SOLE                    44750             77300
                                                                59     1800 SH       OTHER                                      1800
Albemarle Corp.                COM              012653101      308     8900 SH       OTHER                                      8900
Allergan Inc.                  COM              018490102      397     7000 SH       SOLE                                       7000
                                                               278     4900 SH       OTHER                                      4900
America Movil-ADR Ser L        COM              02364W105      250     5700 SH       OTHER                                      5700
American Express Co            COM              025816109      214     6300 SH       OTHER                                      6300
Apple, Inc.                    COM              037833100    17452    94155 SH       SOLE                    43625             50530
                                                              1538     8300 SH       OTHER                                      8300
Autoliv Inc Com                COM              052800109     3224    95950 SH       SOLE                     9300             86650
Avery Dennison Corp            COM              053611109       62     1720 SH       SOLE                      120              1600
                                                               290     8050 SH       OTHER                                      8050
BP PLC Spons ADR               COM              055622104      197     3695 SH       SOLE                      923              2772
                                                               721    13546 SH       OTHER                                     13546
Berkley WR Corp                COM              084423102    11639   460398 SH       SOLE                   230811            229587
                                                              1509    59686 SH       OTHER                                     59686
Best Buy Inc                   COM              086516101      206     5500 SH       OTHER                                      5500
CVS Caremark Corp              COM              126650100    13184   368873 SH       SOLE                   177469            191404
                                                              1860    52056 SH       OTHER                                     52056
Celgene Corp                   COM              151020104     4100    73350 SH       SOLE                    25600             47750
Charles Schwab Corp (New)      COM              808513105      305    15947 SH       SOLE                    15947
                                                                57     3000 SH       OTHER                                      3000
Chevron Corp                   COM              166764100     3292    46745 SH       SOLE                    25213             21532
                                                              2524    35843 SH       OTHER                                     35843
Cisco Systems                  COM              17275R102    12556   533370 SH       SOLE                   269410            263960
                                                              1416    60132 SH       OTHER                                     60132
Coca Cola Co                   COM              191216100      153     2853 SH       SOLE                      413              2440
                                                               193     3600 SH       OTHER                                      3600
Costco Wholesale               COM              22160K105    11042   195850 SH       SOLE                    98150             97700
                                                              1482    26294 SH       OTHER                                     26294
Covidien PLC (new)             COM              G2554F105    11413   263825 SH       SOLE                   133000            130825
                                                              1557    36000 SH       OTHER                                     36000
Dentsply Intl Inc New          COM              249030107    13922   403075 SH       SOLE                   203450            199625
                                                              2105    60950 SH       OTHER                                     60950
Disney Walt Co Del             COM              254687106     7924   288575 SH       SOLE                   105325            183250
                                                               845    30756 SH       OTHER                                     30756
Exxon Mobil Corp               COM              30231G102      529     7709 SH       SOLE                     5255              2454
                                                               920    13403 SH       OTHER                                     13403
First Solar Inc.               COM              336433107     1758    11500 SH       SOLE                     1075             10425
                                                               145      950 SH       OTHER                                       950
General Elec Co                COM              369604103      274    16675 SH       SOLE                     8325              8350
                                                               562    34223 SH       OTHER                                     34223
Goldman Sachs Group Com        COM              38141G104    10586    57425 SH       SOLE                    28575             28850
                                                               530     2875 SH       OTHER                                      2875
Google, Inc.                   COM              38259P508    13439    27102 SH       SOLE                    13192             13910
                                                               853     1720 SH       OTHER                                      1720
Heinz H J Co.                  COM              423074103      994    25000 SH       SOLE                                      25000
Int'l Bus Mach                 COM              459200101       34      288 SH       SOLE                      288
                                                               773     6460 SH       OTHER                                      6460
Intel Corp                     COM              458140100     1692    86463 SH       SOLE                     9763             76700
                                                               863    44100 SH       OTHER                                     44100
Intuit                         COM              461202103     6394   224350 SH       SOLE                   110350            114000
                                                                37     1300 SH       OTHER                                      1300
JPMorgan Chase & Co            COM              46625H100      355     8100 SH       OTHER                                      8100
Johnson & Johnson              COM              478160104    11459   188198 SH       SOLE                   116743             71455
                                                              2135    35057 SH       OTHER                                     35057
L-3 Communications Hldgs Inc.  COM              502424104     7665    95425 SH       SOLE                    26600             68825
                                                               566     7050 SH       OTHER                                      7050
McDonalds Corp                 COM              580135101      388     6800 SH       OTHER                                      6800
Microsoft Corp                 COM              594918104     9166   356375 SH       SOLE                   177675            178700
                                                              1466    57000 SH       OTHER                                     57000
NYSE Euronext                  COM              629491101     9252   320250 SH       SOLE                   157525            162725
                                                              1166    40375 SH       OTHER                                     40375
Nestle SA Spons ADR (For Reg)  COM              641069406    12016   282349 SH       SOLE                   160762            121587
                                                              1910    44875 SH       OTHER                                     44875
Nokia Corp Sponsored ADR       COM              654902204      154    10550 SH       OTHER                                     10550
Oracle Systems Corp            COM              68389X105      102     4875 SH       SOLE                     2775              2100
                                                               104     5000 SH       OTHER                                      5000
Paccar Inc                     COM              693718108      134     3550 SH       SOLE                                       3550
                                                               407    10800 SH       OTHER                                     10800
Pepsico Inc                    COM              713448108    11574   197314 SH       SOLE                    96255            101059
                                                              2257    38474 SH       OTHER                                     38474
Petroleo Brasileiro SA Spons A COM              71654V408      220     4800 SH       OTHER                                      4800
Pfizer Inc                     COM              717081103      523    31594 SH       OTHER                                     31594
Procter & Gamble Co.           COM              742718109      500     8641 SH       SOLE                     4134              4507
                                                              1139    19665 SH       OTHER                                     19665
Quanta Services Inc            COM              74762E102     4782   216100 SH       SOLE                    86300            129800
                                                               205     9250 SH       OTHER                                      9250
Royal Dutch Shell PLC Spons AD COM              780259206     2541    44425 SH       SOLE                    42225              2200
                                                               646    11300 SH       OTHER                                     11300
Sanofi Aventis Spons ADR       COM              80105N105     9383   253950 SH       SOLE                   125225            128725
                                                              1220    33025 SH       OTHER                                     33025
Schlumberger Ltd               COM              806857108     9225   154788 SH       SOLE                    85413             69375
                                                               934    15675 SH       OTHER                                     15675
Siemens AG Spons ADR           COM              826197501    10026   107850 SH       SOLE                    57400             50450
                                                              1162    12500 SH       OTHER                                     12500
Southwestern Energy Co         COM              845467109    17881   418950 SH       SOLE                   203200            215750
                                                              1707    40000 SH       OTHER                                     40000
State Street Corp              COM              857477103      208     3950 SH       OTHER                                      3950
Sunpower Corp Cl A             COM              867652109     1873    62675 SH       SOLE                    45900             16775
                                                               185     6200 SH       OTHER                                      6200
Telefonica SA - Spons ADR      COM              879382208    12691   153075 SH       SOLE                    69525             83550
                                                              1536    18532 SH       OTHER                                     18532
Teva Pharmaceutical Inds ADR   COM              881624209    16290   322195 SH       SOLE                   165075            157120
                                                              2467    48800 SH       OTHER                                     48800
Thermo Fisher Scientific, Inc. COM              883556102    12074   276490 SH       SOLE                   139950            136540
                                                              1404    32150 SH       OTHER                                     32150
Transocean Ltd.                COM              H8817H100      915    10700 SH       SOLE                     2150              8550
                                                               233     2724 SH       OTHER                                      2724
United Technologies            COM              913017109       48      780 SH       SOLE                      780
                                                               466     7650 SH       OTHER                                      7650
Verisign Inc. Com.             COM              92343E102     1878    79275 SH       SOLE                    79275
                                                               341    14400 SH       OTHER                                     14400
Vestas Wind Systems A/S OrdF   COM              5964651       3221    44730 SH       SOLE                    22890             21840
                                                               540     7500 SH       OTHER                                      7500
Visa, Inc. Cl A                COM              92826C839     8628   124840 SH       SOLE                    64375             60465
                                                               805    11650 SH       OTHER                                     11650